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VIA EDGAR TRANSMISSION

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549	George P. Attisano george.attisano@klgates.com June 24, 2016

Re:	John Hancock Fund II (the “Trust”), on behalf of:
John Hancock U.S. Equity Fund (the “Fund”)
File Nos. 333-126293; 811-21779

Ladies and gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 169 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 171 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register new Class R6 shares of the Fund. No fees are required in connection with this filing.

If you have any questions or comments concerning the foregoing, please call me at (617) 261-3240.

Very truly yours,

/s/ George P. Attisano

George P. Attisano

K&L Gates LLP

Cc: Thomas Dee,
Assistant Secretary of the Trust